Share capital and warrants - Employee Share Purchase Plan (Details)	12 Months Ended
Dec. 31, 2022
Share capital and warrants
Percentage of company contributes to eligible employee's contribution	60.00%
Maximum shares to be acquired as percentage of issued and outstanding common shares	10.00%